Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities

1.    Organization and principal activities

(a)	Principal activities

ZKH Group Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 26, 2021 as an exempted company with limited liability. The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is a maintenance, repair and operating (“MRO”) products trading and service platform (“Listing Business”). For the years ended December 31, 2022, 2023 and 2024, its primary operations are conducted in the People’s Republic of China (“PRC”).

(b)	History of the Group and Restructuring

Prior to the incorporation of the Company and the completion of the restructuring as described below, the Group commenced its operations through ZKH Industrial Supply (Shanghai) Co, Ltd. (“ZKH Industrial Supply”), founded by Mr. Long Chen (the ‘‘Founder’‘) in 1998, and subsequently obtained financing from various third - party investors (collectively ‘‘Third Party Investors’‘) from 2015 through 2022.

In preparation for its initial public offering (“IPO”), the Group completed a restructuring (the “Restructuring”) on September 30, 2022, which involved the following steps:

●	On April 26, 2021, the Company was established under the laws of the Cayman Islands as an exempted company with limited liability with 95,000 ordinary shares authorized at a par value of US$0.0000001 each.
●	On May 6, 2021, ZKH Holdings Limited was incorporated in British Virgin Islands (“BVI”) as a wholly owned subsidiary of the Company.
●	On May 20, 2021, ZKH Hong Kong Limited was incorporated in Hong Kong as a wholly owned subsidiary ZKH Holdings Limited.
●	On December 30, 2021, the Company issued 1,161,080,000 ordinary shares, 57,541,800 Series Seed Preferred Shares, 58,480,000 Series A Preferred Shares, 84,480,000 Series A+ Preferred Shares, 734,209,000 Series B Preferred Shares, 277,730,000 Series B+ Preferred Shares, 604,820,600 Series C1 Preferred Shares, 372,859,000 Series C2 Preferred Shares, 705,523,600 Series D1 Preferred Shares, 105,302,000 Series D2 Preferred Shares and 803,222,500 Series E Preferred Shares in aggregate, to the existing shareholders of ZKH Industrial Supply, based on their respective equity interests and classes in ZKH Industrial Supply.
●	Through a series of restructuring steps pursuant to the restructuring agreements, on June 29, 2022, ZKH Hong Kong Limited obtained 100% equity interests in ZKH Industrial Supply. Consequently, ZKH Industrial Supply became an indirect wholly owned subsidiary of the Company.
●	Cash considerations of all the restructuring steps were settled on September 30, 2022.

The equity interests held by the Founder and Third-Party Investors in the Company after the Restructuring are the same as the equity interests held by them in ZKH Industrial Supply before the Restructuring.

1.    Organization and principal activities (continued)

(b)History of the Group and Restructuring (continued)

Immediately prior to and after the Restructuring, the Listing Business was operated by ZKH Industrial Supply and its subsidiaries (collectively the “Operating Companies”). Pursuant to the Restructuring, the Listing Business was transferred to and held by the Company through the Operating Companies. The Company had not been involved in any other business and the Company’s operation did not meet the definition of a business prior to the Restructuring The Restructuring is merely a restructuring of the Listing Business with no change in management and control of such business. Accordingly, the Group resulting from the Restructuring is regarded as a recapitalization of the Listing Business under the Operating Companies for the purpose of these financial statements. The financial statements of the Group have been prepared on a consolidated basis as if the Restructuring had occurred since the earliest period presented in these financial statements and is presented using the carrying values of the assets, liabilities and operating results of the Listing Business under the Operating Companies for all periods presented.

Initial Public Offering

On December 15, 2023, the Company completed its initial public offering (the “IPO”) on the New York Stock Exchange. In this offering, 4,000,000 American Depositary Shares (“ADSs”), representing 140,000,000 Class A Ordinary Shares, were issued and sold to the public at a price of US$15.50 per ADS.

Immediately prior to the completion of the IPO, 3,746,626,700 of convertible redeemable preferred shares were automatically converted into Class A Ordinary Shares on a one-for-one basis, and 392,013,413 Series F Preferred Shares was automatically converted into Class A Ordinary Shares on the conversion rate of 1:1.3169.

On January 16, 2024, the Company issued 455,000 ADSs, representing 15,925,000 Class A Ordinary Shares, at a public offering price of $15.50 per ADS in connection with the underwriters’ partially exercise of their overallotment option to purchase additional ordinary shares in our initial public offering. (the “Overallotment”)

As of December 31, 2024,the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Date of incorporation	Percentage of equity interest	Principal activities
Wholly owned subsidiaries
ZKH Industrial Supply	Shanghai, China	May 27, 1996	100%	Sale of MRO products
Shanghai Gongbangbang Industrial Tech Co., Ltd.	Shanghai, China	January 30, 2013	100%	Sale of MRO products
Shanghai Kunhe Supply Chain Management Co., Ltd.	Shanghai, China	March 6, 2018	100%	Logistics and Warehousing
Shenzhen Kuntong Smart Warehousing Technology Co., Ltd.(Kuntong)	Shenzhen, China	January 18, 2007	100%	Production and sale of intelligent warehousing equipments
ZKH Holdings Limited	British Virgin Islands	May 6, 2021	100%	Investment holding
ZKH Hong Kong Limited	Hong Kong	May 20, 2021	100%	Investment holding